STOCK OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock Option Plans Details Narrative
Options outstanding to purchase common shares	14,750,000	14,750,000	14,750,000
Intrinsic values of outstanding and exercisable options	$ 637,500	$ 2,850,000	$ 4,915,000